Condensed Balance Sheet (Detail) (USD $) In Millions, unless otherwise specified	May 31, 2013	Nov. 30, 2012	May 31, 2012	Nov. 30, 2011	Nov. 30, 2010	Nov. 30, 2009
Current Assets
Cash and cash equivalents	$ 134.6	$ 162.1	$ 150.2	$ 188.0	$ 181.5	$ 126.3
Restricted cash	10.0
Accounts receivable	142.0	111.5		107.0
Inventories	59.2	46.9		49.5
Recoverable from the U.S. government, Northrop, and other third parties for environmental remediation costs	28.3	28.3		29.6
Other receivables, prepaid expenses and other	9.2	16.8		21.5
Income taxes	2.4	2.5		5.3
Total Current Assets	385.7	368.1		400.9
Noncurrent Assets
Restricted cash	460.0
Property, plant and equipment, net	155.9	143.9		126.9
Recoverable from the U.S. government and other third parties for environmental remediation costs	97.7	107.9		114.1
Goodwill	94.9	94.9		94.9
Other noncurrent assets and intangibles, net	216.9	204.5		202.7
Total assets	1,411.1	919.3		939.5
Current Liabilities
Short-term borrowings and current portion of long-term debt	2.8	2.7		2.8
Accounts payable	73.4	56.1		33.8
Reserves for environmental remediation costs	41.6	39.5		40.7
Income taxes payable	0.3
Other current liabilities, advance payments on contracts, and postretirement medical and life insurance benefits	239.7	220.3		222.5
Total current liabilities	357.8	318.6		299.8
Noncurrent Liabilities
Long-term debt	704.6	246.0		323.6
Reserves for environmental remediation costs	139.9	150.0		149.9
Pension benefits	439.1	454.5		236.4
Other noncurrent liabilities	136.6	139.0		137.0
Total Liabilities	1,778.0	1,308.1		1,146.7
Commitments and contingencies
Redeemable common stock	2.7	3.9		4.4
Total shareholders' (deficit) equity	(369.6)	(392.7)		(211.6)	(200.2)	(278.9)
Total Liabilities, Redeemable Common Stock and Shareholders' Deficit	1,411.1	919.3		939.5
Current Assets
Cash and cash equivalents	134.6	162.1	150.2	188.0	181.5	126.3
Restricted cash	10.0
Accounts receivable	142.0	111.5		107.0
Inventories	59.2	46.9		49.5
Recoverable from the U.S. government, Northrop, and other third parties for environmental remediation costs	28.3	28.3		29.6
Other receivables, prepaid expenses and other	9.2	16.8		21.5
Income taxes	2.4	2.5		5.3
Total Current Assets	385.7	368.1		400.9
Parent
Current Assets
Cash and cash equivalents	135.9	172.4	152.0	204.7	197.3	166.1
Restricted cash	10.0
Recoverable from the U.S. government, Northrop, and other third parties for environmental remediation costs	0.1	0.1		0.1
Other receivables, prepaid expenses and other	3.0	7.0		8.1
Income taxes	20.1	28.8		39.3
Total Current Assets	169.1	208.3		252.2
Noncurrent Assets
Restricted cash	460.0
Property, plant and equipment, net	4.6	4.7		4.7
Recoverable from the U.S. government and other third parties for environmental remediation costs	0.7	0.7		0.3
Investments in subsidiaries	203.70	143.10		261.50
Other noncurrent assets and intangibles, net	29.5	17.6		19.9
Total assets	867.6	374.4		538.6
Current Liabilities
Short-term borrowings and current portion of long-term debt	2.5	2.4		2.5
Accounts payable	8.9	3.1		0.6
Reserves for environmental remediation costs	5.2	3.5		4.2
Other current liabilities, advance payments on contracts, and postretirement medical and life insurance benefits	44.0	28.1		31.4
Total current liabilities	60.6	37.1		38.7
Noncurrent Liabilities
Long-term debt	704.0	245.3		322.7
Reserves for environmental remediation costs	4.4	3.6		5.0
Pension benefits	66.8	70.8		32.3
Intercompany payable	332.4	339.0		279.1
Other noncurrent liabilities	66.3	67.4		68.0
Total Liabilities	1,234.5	763.2		745.8
Commitments and contingencies
Redeemable common stock	2.7	3.9		4.4
Total shareholders' (deficit) equity	(369.6)	(392.7)		(211.6)
Total Liabilities, Redeemable Common Stock and Shareholders' Deficit	867.6	374.4		538.6
Current Assets
Cash and cash equivalents	135.9	172.4	152.0	204.7	197.3	166.1
Restricted cash	10.0
Recoverable from the U.S. government, Northrop, and other third parties for environmental remediation costs	0.1	0.1		0.1
Other receivables, prepaid expenses and other	3.0	7.0		8.1
Income taxes	20.1	28.8		39.3
Total Current Assets	169.1	208.3		252.2
Guarantor Subsidiaries
Current Assets
Accounts receivable	139.3	109.7		103.6
Inventories	52.7	40.5		42.5
Recoverable from the U.S. government, Northrop, and other third parties for environmental remediation costs	28.2	28.2		29.5
Other receivables, prepaid expenses and other	5.5	9.1		12.8
Total Current Assets	225.7	187.5		188.4
Noncurrent Assets
Property, plant and equipment, net	146.1	133.8		117.7
Recoverable from the U.S. government and other third parties for environmental remediation costs	97.0	107.2		113.8
Goodwill	94.9	94.9		94.9
Intercompany receivable	299.0	308.5		248.9
Other noncurrent assets and intangibles, net	145.8	146.3		149.8
Total assets	1,008.5	978.2		913.5
Current Liabilities
Short-term borrowings and current portion of long-term debt	0.3	0.3		0.3
Accounts payable	64.9	61.8		47.1
Reserves for environmental remediation costs	36.4	36.0		36.5
Income taxes payable	18.3	25.4		29.4
Other current liabilities, advance payments on contracts, and postretirement medical and life insurance benefits	194.4	190.6		189.7
Total current liabilities	314.3	314.1		303.0
Noncurrent Liabilities
Long-term debt	0.6	0.7		0.9
Reserves for environmental remediation costs	135.5	146.4		144.9
Pension benefits	372.3	383.7		204.1
Other noncurrent liabilities	69.9	70.4		71.1
Total Liabilities	892.6	915.3		724.0
Commitments and contingencies
Total shareholders' (deficit) equity	115.9	62.9		189.5
Total Liabilities, Redeemable Common Stock and Shareholders' Deficit	1,008.5	978.2		913.5
Current Assets
Accounts receivable	139.3	109.7		103.6
Inventories	52.7	40.5		42.5
Recoverable from the U.S. government, Northrop, and other third parties for environmental remediation costs	28.2	28.2		29.5
Other receivables, prepaid expenses and other	5.5	9.1		12.8
Total Current Assets	225.7	187.5		188.4
Non-guarantor Subsidiaries
Current Assets
Accounts receivable	2.7	1.8		3.4
Inventories	6.5	6.4		7.0
Other receivables, prepaid expenses and other	0.7	0.7		0.6
Income taxes	0.5
Total Current Assets	10.4	8.9		11.0
Noncurrent Assets
Property, plant and equipment, net	5.2	5.4		4.5
Intercompany receivable	33.4	30.5		30.2
Other noncurrent assets and intangibles, net	41.6	40.6		33.0
Total assets	90.6	85.4		78.7
Current Liabilities
Accounts payable	0.9	1.5		2.8
Income taxes payable	0.2	0.9		4.6
Other current liabilities, advance payments on contracts, and postretirement medical and life insurance benefits	1.3	1.6		1.4
Total current liabilities	2.4	4.0		8.8
Noncurrent Liabilities
Other noncurrent liabilities	0.4	1.2		(2.1)
Total Liabilities	2.8	5.2		6.7
Commitments and contingencies
Total shareholders' (deficit) equity	87.8	80.2		72.0
Total Liabilities, Redeemable Common Stock and Shareholders' Deficit	90.6	85.4		78.7
Current Assets
Accounts receivable	2.7	1.8		3.4
Inventories	6.5	6.4		7.0
Other receivables, prepaid expenses and other	0.7	0.7		0.6
Income taxes	0.5
Total Current Assets	10.4	8.9		11.0
Eliminations
Current Assets
Cash and cash equivalents	(1.3)	(10.3)	(1.8)	(16.7)	(15.8)	(39.8)
Income taxes	(18.2)	(26.3)		(34.0)
Total Current Assets	(19.5)	(36.6)		(50.7)
Noncurrent Assets
Intercompany receivable	(332.4)	(339.0)		(279.1)
Investments in subsidiaries	(203.70)	(143.10)		(261.50)
Total assets	(555.6)	(518.7)		(591.3)
Current Liabilities
Accounts payable	(1.3)	(10.3)		(16.7)
Income taxes payable	(18.2)	(26.3)		(34.0)
Total current liabilities	(19.5)	(36.6)		(50.7)
Noncurrent Liabilities
Intercompany payable	(332.4)	(339.0)		(279.1)
Total Liabilities	(351.9)	(375.6)		(329.8)
Commitments and contingencies
Total shareholders' (deficit) equity	(203.7)	(143.1)		(261.5)
Total Liabilities, Redeemable Common Stock and Shareholders' Deficit	(555.6)	(518.7)		(591.3)
Current Assets
Cash and cash equivalents	(1.3)	(10.3)	(1.8)	(16.7)	(15.8)	(39.8)
Income taxes	(18.2)	(26.3)		(34.0)
Total Current Assets	$ (19.5)	$ (36.6)		$ (50.7)